SEGMENTED INFORMATION	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Segment Reporting [Abstract]
SEGMENTED INFORMATION

NOTE 9 — SEGMENTED INFORMATION

Operating segments

The Company operates primarily in one principal business, that being the development, marketing and support management of the Company’s cloud-based platform. 100% of the revenue and non-current assets are in the United States.

NOTE 8 — SEGMENTED INFORMATION

Operating segments

The Company operates primarily in one principal business, that being the development, marketing and support management of the Company’s cloud-based platform. 100% of the revenue and non-current assets are in the United States.